Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	26,831,603	26,831,603
Common Stock, shares outstanding	26,831,603	26,831,603